CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited)	March 31, 2023

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.6%
COMMUNICATION SERVICES - 8.2%
Diversified Telecommunication Services - 0.7%
Verizon Communications Inc.	166,811	$6,487,280

Entertainment - 1.4%
Activision Blizzard Inc.	83,338	7,132,899
Walt Disney Co.	59,754	5,983,168	*

Total Entertainment		13,116,067

Interactive Media & Services - 3.7%
Alphabet Inc., Class A Shares	146,294	15,175,076	*
Alphabet Inc., Class C Shares	131,824	13,709,696	*
Meta Platforms Inc., Class A Shares	29,122	6,172,117	*

Total Interactive Media & Services		35,056,889

Media - 1.2%
Comcast Corp., Class A Shares	297,495	11,278,036

Wireless Telecommunication Services - 1.2%
T-Mobile US Inc.	78,690	11,397,460	*

TOTAL COMMUNICATION SERVICES		77,335,732

CONSUMER DISCRETIONARY - 7.0%
Automobiles - 0.6%
Tesla Inc.	28,633	5,940,202	*

Broadline Retail - 2.2%
Amazon.com Inc.	199,896	20,647,258	*

Hotels, Restaurants & Leisure - 0.4%
Marriott International Inc., Class A Shares	20,737	3,443,172

Specialty Retail - 3.8%
Home Depot Inc.	52,244	15,418,249
TJX Cos. Inc.	261,863	20,519,585

Total Specialty Retail		35,937,834

TOTAL CONSUMER DISCRETIONARY		65,968,466

CONSUMER STAPLES - 6.8%
Beverages - 2.3%
Coca-Cola Co.	163,514	10,142,773
PepsiCo Inc.	65,927	12,018,492

Total Beverages		22,161,265

Consumer Staples Distribution & Retail - 2.1%
Walmart Inc.	131,931	19,453,226

Food Products - 1.0%
Mondelez International Inc., Class A Shares	134,237	9,359,004

Household Products - 1.4%
Procter & Gamble Co.	86,778	12,903,021

TOTAL CONSUMER STAPLES		63,876,516

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2023 Quarterly Report	1

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	SHARES	VALUE
ENERGY - 6.1%
Oil, Gas & Consumable Fuels - 6.1%
Chevron Corp.	116,216	$18,961,803
EQT Corp.	133,921	4,273,419
Exxon Mobil Corp.	145,253	15,928,444
Kinder Morgan Inc.	263,565	4,615,023
Pioneer Natural Resources Co.	63,427	12,954,330

TOTAL ENERGY		56,733,019

FINANCIALS - 15.3%
Banks - 3.9%
Bank of America Corp.	325,547	9,310,644
JPMorgan Chase & Co.	175,309	22,844,516
US Bancorp	108,684	3,918,058

Total Banks		36,073,218

Capital Markets - 1.5%
CME Group Inc.	43,564	8,343,377
Intercontinental Exchange Inc.	56,144	5,855,258

Total Capital Markets		14,198,635

Financial Services - 6.4%
Berkshire Hathaway Inc., Class A Shares	69	32,126,400	*
PayPal Holdings Inc.	35,580	2,701,945	*
Visa Inc., Class A Shares	113,082	25,495,468

Total Financial Services		60,323,813

Insurance - 3.5%
Hartford Financial Services Group Inc.	76,042	5,299,367
Progressive Corp.	81,435	11,650,091
Travelers Cos. Inc.	93,715	16,063,688

Total Insurance		33,013,146

TOTAL FINANCIALS		143,608,812

HEALTH CARE - 13.9%
Biotechnology - 0.4%
AbbVie Inc.	23,047	3,673,000

Health Care Equipment & Supplies - 1.9%
Becton Dickinson & Co.	36,706	9,086,203
Stryker Corp.	31,517	8,997,158

Total Health Care Equipment & Supplies		18,083,361

See Notes to Schedule of Investments.

2	ClearBridge Variable Appreciation Portfolio 2023 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	SHARES	VALUE
Health Care Providers & Services - 2.7%
UnitedHealth Group Inc.	53,976	$25,508,518

Life Sciences Tools & Services - 2.1%
Thermo Fisher Scientific Inc.	33,461	19,285,917

Pharmaceuticals - 6.8%
Bayer AG, ADR	152,239	2,425,167
Eli Lilly & Co.	31,323	10,756,945
Johnson & Johnson	125,978	19,526,590
Merck & Co. Inc.	206,924	22,014,644
Pfizer Inc.	211,726	8,638,421

Total Pharmaceuticals		63,361,767

TOTAL HEALTH CARE		129,912,563

INDUSTRIALS - 11.5%
Aerospace & Defense - 2.3%
Northrop Grumman Corp.	5,136	2,371,394
Raytheon Technologies Corp.	200,758	19,660,231

Total Aerospace & Defense		22,031,625

Air Freight & Logistics - 1.6%
United Parcel Service Inc., Class B Shares	75,815	14,707,352

Commercial Services & Supplies - 1.6%
Waste Management Inc.	91,843	14,986,022

Electrical Equipment - 1.2%
Eaton Corp. PLC	54,467	9,332,376
Emerson Electric Co.	19,027	1,658,013

Total Electrical Equipment		10,990,389

Ground Transportation - 1.0%
Canadian Pacific Railway Ltd.	85,955	6,613,378
Union Pacific Corp.	16,081	3,236,462

Total Ground Transportation		9,849,840

Industrial Conglomerates - 2.1%
Honeywell International Inc.	101,095	19,321,276

Professional Services - 1.7%
Automatic Data Processing Inc.	70,802	15,762,649

TOTAL INDUSTRIALS		107,649,153

INFORMATION TECHNOLOGY - 20.1%
Communications Equipment - 0.6%
Arista Networks Inc.	32,353	5,430,775	*

Electronic Equipment, Instruments & Components - 0.5%
Teledyne Technologies Inc.	9,676	4,328,655	*

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2023 Quarterly Report	3

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	SHARES	VALUE
Semiconductors & Semiconductor Equipment - 2.4%
ASML Holding NV, Registered Shares	15,260	$10,387,634
Enphase Energy Inc.	9,903	2,082,403	*
NVIDIA Corp.	36,065	10,017,775

Total Semiconductors & Semiconductor Equipment		22,487,812

Software - 10.3%
Adobe Inc.	30,950	11,927,202	*
Microsoft Corp.	250,432	72,199,546
Oracle Corp.	116,232	10,800,277
Palo Alto Networks Inc.	6,034	1,205,231	*

Total Software		96,132,256

Technology Hardware, Storage & Peripherals - 6.3%
Apple Inc.	361,359	59,588,099

TOTAL INFORMATION TECHNOLOGY		187,967,597

MATERIALS - 6.7%
Chemicals - 4.2%
Air Products & Chemicals Inc.	46,168	13,259,911
Ecolab Inc.	39,047	6,463,450
PPG Industries Inc.	95,887	12,808,586
Sherwin-Williams Co.	29,317	6,589,582

Total Chemicals		39,121,529

Construction Materials - 0.8%
Vulcan Materials Co.	43,259	7,421,514

Containers & Packaging - 0.6%
Ball Corp.	105,233	5,799,390

Metals & Mining - 1.1%
ArcelorMittal SA, Registered Shares	348,723	10,503,537

TOTAL MATERIALS		62,845,970

REAL ESTATE - 1.2%
Specialized REITs - 1.2%
American Tower Corp.	56,077	11,458,774

UTILITIES - 0.8%
Electric Utilities - 0.4%
NextEra Energy Inc.	46,412	3,577,437

Multi-Utilities - 0.4%
Sempra Energy	25,505	3,855,336

TOTAL UTILITIES		7,432,773

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $354,160,464)		914,789,375

See Notes to Schedule of Investments.

4	ClearBridge Variable Appreciation Portfolio 2023 Quarterly Report

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO

(Percentages shown based on Portfolio net assets)

Schedule of investments (unaudited) (cont’d)	March 31, 2023

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 2.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	4.436%	13,658,135	$13,658,135	(a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	4.617%	5,853,486	5,853,486	(a)(b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $19,511,621)			19,511,621

TOTAL INVESTMENTS - 99.7% (Cost - $373,672,085)			934,300,996
Other Assets in Excess of Liabilities - 0.3%			2,596,135

TOTAL NET ASSETS - 100.0%			$936,897,131

*	Non-income producing security.

(a)	Rate shown is one-day yield as of the end of the reporting period.

(b)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At March 31, 2023, the total market value of investments in Affiliated Companies was $5,853,486 and the cost was $5,853,486 (Note 2).

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s investments as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

ClearBridge Variable Appreciation Portfolio 2023 Quarterly Report	5

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Variable Appreciation Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making

6

Notes to Schedule of Investments (unaudited) (cont’d)

fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

7

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$914,789,375	—	—	$914,789,375
Short-Term Investments†	19,511,621	—	—	19,511,621

Total Investments	$934,300,996	—	—	$934,300,996

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the period ended March 31, 2023. The following transactions were effected in such company for the period ended March 31, 2023.

	Affiliate Value at December 31, 2022	Purchased		Sold
		Cost	Shares	Proceeds	Shares	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at March 31, 2023
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$5,064,417	$13,152,665	13,152,665	$12,363,596	12,363,596	—	$75,538	—	$5,853,486

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